Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts receivable, net
Schedule of Accounts Receivable

(In thousands)	December 31, 2020	December 31, 2021
Accounts receivable	32,312	27,899
Less: Allowance for credit losses	(9,329)	(1,764)
Accounts receivable, net	22,983	26,135

Schedule of Allowance for Doubtful Accounts

The following table presents movement in the allowance for expected credit loss:

(In thousands)	December 31, 2019	December 31, 2020	December 31, 2021
Balance at beginning of the year	7,709	7,604	9,329
Additions	19	1,137	72
Reversals	—	—	(481)
Write-off	—	—	(7,375)
Exchange difference	(124)	588	219
Balance at end of the year	7,604	9,329	1,764